NOTE 4 - WARRANTS	12 Months Ended
Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
NOTE 4 – WARRANTS

Warrant activity for the years ended December 31, 2012 and 2011 are as follows:

		Weighted Average
	Number of Warrants	Exercise Price
Balance, December 31, 2010	1,580,000	$0.50
Granted	-	-
Cancelled	-	-
Exercised	-	-
Balance, December 31, 2011	1,580,000	$0.50
Granted	-
Balance, December 31, 2012	1,580,000	$0.50

Each warrant is exercisable for a period of one year from the effective date of a registration statement filed with the SEC. Such registration statement was filed on October 24, 2012.

The value of the stock purchase warrants granted in 2010 was valued at $117,620 using the following assumptions and estimates in the Black-Scholes model: Expected life of 1.2 years, volatility of 100%, dividend yield of 0% and risk-free interest rate of 1.40%.